Note 3 - Debt and Equity Securities - Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Due in one year or less, securities available-for-sale, amortized cost	$ 22
Due in one year or less, securities available-for-sale, estimated market value	22
Due after one year through five years, securities available-for-sale, amortized cost	57,492
Due after one year through five years, securities available-for-sale, estimated market value	57,441
Due after five years through ten years, securities available-for-sale, amortized cost	240,922
Due after five years through ten years, securities available-for-sale, estimated market value	235,883
Due after ten years, securities available-for-sale, amortized cost	607,699
Due after ten years, securities available-for-sale, estimated market value	604,239
Debt Securities, Available-for-sale, Amortized Cost, Total	906,135	$ 570,842
Debt Securities, Available-for-sale, Total	$ 897,585	$ 580,543